Income taxes - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Tax credits available for carryforward	$ 3,042	$ 8,272
Net operating loss and other carryforward available	777,495	823,197
Postretirement and pension benefits	57,002	80,179
Deferred loan origination fees	2,788	9,427
Allowance for credit losses	265,372	411,616
Deferred gains	1,642
Accelerated depreciation	12,668	8,829
FDIC-assisted transaction	152,665	152,665
Intercompany deferred gains		1,728
Lease liability	55,105	41,640
Difference in outside basis from pass-through entities	54,781	61,222
Other temporary differences	46,930	46,298
Total gross deferred tax assets	1,429,490	1,645,073
Deferred tax liabilities:
Indefinite-lived intangibles	127,785	111,050
Unrealized net gain (loss) on trading and available-for-sale securities	7,146	75,598
Deferred loan origination fees/cost	3,567
Right of use assets	49,307	36,218
Other temporary differences	45,386	51,416
Total gross deferred tax liabilities	233,191	274,282
Valuation allowance	539,527	520,096
Net deferred tax asset	656,772	850,695
PR
Deferred tax assets:
Tax credits available for carryforward	261	3,003
Net operating loss and other carryforward available	112,331	124,355
Postretirement and pension benefits	57,002	80,179
Deferred loan origination fees	2,788	12,079
Allowance for credit losses	233,500	373,010
Deferred gains	1,642
Accelerated depreciation	5,246	3,439
FDIC-assisted transaction	152,665	152,665
Intercompany deferred gains		1,728
Lease liability	31,211	22,790
Difference in outside basis from pass-through entities	54,781	61,222
Other temporary differences	38,512	38,954
Total gross deferred tax assets	689,939	873,424
Deferred tax liabilities:
Indefinite-lived intangibles	76,635	73,305
Unrealized net gain (loss) on trading and available-for-sale securities	4,329	67,003
Deferred loan origination fees/cost	0
Right of use assets	29,025	20,708
Other temporary differences	43,856	50,247
Total gross deferred tax liabilities	153,845	211,263
Valuation allowance	128,557	112,871
Net deferred tax asset	407,537	549,290
US
Deferred tax assets:
Tax credits available for carryforward	2,781	5,269
Net operating loss and other carryforward available	665,164	698,842
Postretirement and pension benefits	0	0
Deferred loan origination fees	0	(2,652)
Allowance for credit losses	31,872	38,606
Deferred gains	0
Accelerated depreciation	7,422	5,390
FDIC-assisted transaction	0	0
Intercompany deferred gains		0
Lease liability	23,894	18,850
Difference in outside basis from pass-through entities	0	0
Other temporary differences	8,418	7,344
Total gross deferred tax assets	739,551	771,649
Deferred tax liabilities:
Indefinite-lived intangibles	51,150	37,745
Unrealized net gain (loss) on trading and available-for-sale securities	2,817	8,595
Deferred loan origination fees/cost	3,567
Right of use assets	20,282	15,510
Other temporary differences	1,530	1,169
Total gross deferred tax liabilities	79,346	63,019
Valuation allowance	410,970	407,225
Net deferred tax asset	$ 249,235	$ 301,405